Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other current liabilities [Abstract]
Other tax payable		$ 777,810	$ 390,403
Accrued payroll		159,350	168,818
Deposits from sub-lessors of land use rights	[1]		124,393
Other current liabilities		44,273	51,720
Accrued expenses and other current liabilities		$ 981,433	$ 735,334

[1]	The Company leased two pieces of land use rights (Note 7) from certain sub-lessors and required of deposits from these sub-lessors and would release the deposits upon sub-lessors’ issuance of invoices to the Company. The Company released deposits in the year ended December 31, 2020 upon receiving invoices from the sub-lessors.